History And Reorganization of The Group - Summary of Direct or Indirect Interests In The Principal Subsidiaries And The Principal Consolidated Affiliated Entities (Detail)			12 Months Ended
	Jul. 30, 2024	Apr. 02, 2024	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Jan. 01, 2022 CNY (¥)
Disclosure of subsidiaries [line items]
Issued and paid-in capital			¥ 117,000	¥ 75,000	¥ 75,000			¥ 75,000
Attributable equity interest to the Group	100.00%	100.00%
Gem Alliance Limited [member]
Disclosure of subsidiaries [line items]
Attributable equity interest to the Group			100.00%
Controlled Through Direct Or Indirect Equity Holding [Member] | Gem Blazing Limited [member]
Disclosure of subsidiaries [line items]
Company Name			Gem Blazing Limited
Kind of legal entity			Corporation
Place of Incorporation			Cayman Islands
Principal activities			Intermediate holding
Place of operations			Cayman Islands
Issued and paid-in capital | $						$ 742,000,000
Attributable equity interest to the Group			100.00%	100.00%	100.00%
Controlled Through Direct Or Indirect Equity Holding [Member] | Wincon Hong Kong Investment Company Limited [member]
Disclosure of subsidiaries [line items]
Company Name			Wincon Hong Kong Investment Company Limited
Kind of legal entity			Corporation
Place of Incorporation			Hong Kong
Principal activities			Intermediate holding
Place of operations			Hong Kong
Issued and paid-in capital | $						742,000,000
Attributable equity interest to the Group			100.00%	100.00%	100.00%
Controlled Through Direct Or Indirect Equity Holding [Member] | Weikun (Shanghai) Technology Service Co., Ltd. ("Weikun Technology") [member]
Disclosure of subsidiaries [line items]
Company Name			Weikun (Shanghai) Technology Service Co., Ltd. (“Weikun Technology”)
Kind of legal entity			Corporation
Place of Incorporation			the PRC
Principal activities			Technology advisory service
Place of operations			the PRC
Issued and paid-in capital			¥ 7,923,258,050
Registered capital | $						1,191,000,000
Attributable equity interest to the Group			100.00%	100.00%	100.00%
Controlled Through Direct Or Indirect Equity Holding [Member] | Jinjiong (Shenzhen) Technology Service Company Ltd. ("Jinjiong Technology") [member]
Disclosure of subsidiaries [line items]
Company Name			Jinjiong (Shenzhen) Technology Service Company Ltd. (“Jinjiong Technology”)
Kind of legal entity			Corporation
Place of Incorporation			the PRC
Principal activities			Intermediate holding
Place of operations			the PRC
Issued and paid-in capital			¥ 800,000,000
Attributable equity interest to the Group			100.00%	100.00%	100.00%
Controlled Through Direct Or Indirect Equity Holding [Member] | Lufax Holding (Shenzhen) Technology Service Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company Name			Lufax Holding (Shenzhen) Technology Service Co., Ltd.
Kind of legal entity			Corporation
Place of Incorporation			the PRC
Principal activities			Internet platform service
Place of operations			the PRC
Issued and paid-in capital			¥ 298,549,200
Registered capital			¥ 300,000,000
Attributable equity interest to the Group			100.00%	100.00%	100.00%
Controlled Through Direct Or Indirect Equity Holding [Member] | Gem Alliance Limited [member]
Disclosure of subsidiaries [line items]
Company Name			Gem Alliance Limited
Kind of legal entity			Corporation
Place of Incorporation			Cayman Islands
Principal activities			Intermediate holding
Place of operations			Cayman Islands
Issued and paid-in capital | $						1,828,535,620
Attributable equity interest to the Group			100.00%	100.00%	100.00%
Controlled Through Direct Or Indirect Equity Holding [Member] | Harmonious Splendor Limited [member]
Disclosure of subsidiaries [line items]
Company Name			Harmonious Splendor Limited
Kind of legal entity			Corporation
Place of Incorporation			Hong Kong
Principal activities			Intermediate holding
Place of operations			Hong Kong
Issued and paid-in capital | $						2,165,088,878
Attributable equity interest to the Group			100.00%	100.00%	100.00%
Controlled Through Direct Or Indirect Equity Holding [Member] | Ping An Rongyi (Jiangsu) Financing Guarantee Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company Name			Ping An Rongyi (Jiangsu) Financing Guarantee Co., Ltd.
Kind of legal entity			Corporation
Place of Incorporation			the PRC
Principal activities			Financing guarantee services
Place of operations			the PRC
Issued and paid-in capital | $						$ 3,109,801,102
Attributable equity interest to the Group			100.00%	100.00%	100.00%
Controlled Through Direct Or Indirect Equity Holding [Member] | Ping An Puhui Enterprises Management Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company Name			Ping An Puhui Enterprises Management Co., Ltd.
Kind of legal entity			Corporation
Place of Incorporation			the PRC
Principal activities			Enterprise management service
Place of operations			the PRC
Issued and paid-in capital			¥ 9,435,425,000
Attributable equity interest to the Group			100.00%	100.00%	100.00%
Controlled Through Direct Or Indirect Equity Holding [Member] | Chongqing Yuheao Commercial Information Consulting Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Company Name			Chongqing Yuheao Commercial Information Consulting Co., Ltd.
Kind of legal entity			Corporation
Place of Incorporation			the PRC
Principal activities			Information serviceconsultation
Place of operations			the PRC
Issued and paid-in capital			¥ 3,200,000,000
Attributable equity interest to the Group			100.00%	100.00%	100.00%
Controlled Through Direct Or Indirect Equity Holding [Member] | Shenzhen Ping An Rongyi Investment & Consulting Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company Name			Shenzhen Ping An Rongyi Investment & Consulting Co., Ltd.
Kind of legal entity			Corporation
Place of Incorporation			the PRC
Principal activities			Investment and financial consulting service
Place of operations			the PRC
Issued and paid-in capital			¥ 1,251,363,637
Attributable equity interest to the Group			100.00%	100.00%	100.00%
Controlled Through Direct Or Indirect Equity Holding [Member] | Ping An Rongyi (Heilongjiang) Information Service Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company Name			Ping An Rongyi (Heilongjiang) Information Service Co., Ltd.
Kind of legal entity			Corporation
Place of Incorporation			the PRC
Principal activities			Information technology services
Place of operations			the PRC
Issued and paid-in capital			¥ 1,000,000,000
Attributable equity interest to the Group			100.00%	100.00%	100.00%
Controlled Through Direct Or Indirect Equity Holding [Member] | Ping An Consumer Finance Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company Name			Ping An Consumer Finance Co., Ltd.
Kind of legal entity			Corporation
Place of Incorporation			the PRC
Principal activities			Consumer finance business
Place of operations			the PRC
Issued and paid-in capital			¥ 5,000,000,000
Attributable equity interest to the Group			70.00%	70.00%	70.00%
Controlled Through Direct Or Indirect Equity Holding [Member] | PAO Bank Limited ("PAObank") [member]
Disclosure of subsidiaries [line items]
Company Name			PAO Bank Limited (“PAObank”)
Kind of legal entity			Corporation
Place of Incorporation			Hong Kong
Principal activities			Banking services
Place of operations			Hong Kong
Issued and paid-in capital | $							$ 2,000,000,000
Attributable equity interest to the Group			100.00%	0.00%	0.00%
Controlled Through Direct Or Indirect Equity Holding [Member] | Heilongjiang Jinlian Yuntong Microfinance Co., Ltd. ("Heilongjiang Microfinance") [Member]
Disclosure of subsidiaries [line items]
Company Name			Heilongjiang Jinlian Yuntong Microfinance Co., Ltd. (“Heilongjiang Microfinance”)
Kind of legal entity			Corporation
Place of Incorporation			the PRC
Principal activities			Microfinance services
Place of operations			the PRC
Issued and paid-in capital			¥ 4,640,000,000
Registered capital			¥ 5,000,000,000
Attributable equity interest to the Group			100.00%	0.00%	0.00%
Controlled Through Contractual Arrangements [member] | Shanghai Xiongguo Corporation Management Co., Ltd. ("Xiongguo") [member]
Disclosure of subsidiaries [line items]
Company Name			Shanghai Xiongguo Corporation Management Co., Ltd. (“Xiongguo”)
Kind of legal entity			Corporation
Place of Incorporation			the PRC
Principal activities			Intermediate holding
Place of operations			the PRC
Issued and paid-in capital			¥ 1,000,000,000
Attributable equity interest to the Group			100.00%	100.00%	100.00%
Controlled Through Contractual Arrangements [member] | Shanghai Lufax Information Technology Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company Name			Shanghai Lufax Information Technology Co., Ltd.
Kind of legal entity			Corporation
Place of Incorporation			the PRC
Principal activities			Online wealth management information platform service
Place of operations			the PRC
Issued and paid-in capital			¥ 836,670,000
Attributable equity interest to the Group			100.00%	100.00%	100.00%
Controlled Through Contractual Arrangements [member] | Shenzhen Lufax Holding Enterprise Management Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company Name			Shenzhen Lufax Holding Enterprise Management Co., Ltd.
Kind of legal entity			Corporation
Place of Incorporation			the PRC
Principal activities			Intermediate holding
Place of operations			the PRC
Issued and paid-in capital			¥ 0
Registered capital			¥ 5,000,000
Attributable equity interest to the Group			100.00%	100.00%	100.00%
Controlled Through De Facto Control [Member] | Zhongshi Credit Management Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Company Name			Zhongshi Credit Management Co., Ltd.
Kind of legal entity			Corporation
Place of Incorporation			the PRC
Principal activities			Non-performing asset management
Place of operations			the PRC
Issued and paid-in capital			¥ 100,000,000
Attributable equity interest to the Group			90.00%	90.00%	90.00%
Controlled Through De Facto Control [Member] | Shenzhen Jiayun Hua'ao Information Service Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Company Name			Shenzhen Jiayun Hua’ao Information Service Co., Ltd.
Kind of legal entity			Corporation
Place of Incorporation			the PRC
Principal activities			Information consulting services
Place of operations			the PRC
Issued and paid-in capital			¥ 570,000,000
Attributable equity interest to the Group			100.00%	100.00%	100.00%
Controlled Through De Facto Control [Member] | Shenzhen Tiankun Hengtai Investment Management Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Company Name			Shenzhen Tiankun Hengtai Investment Management Co., Ltd
Kind of legal entity			Corporation
Place of Incorporation			the PRC
Principal activities			Investment and asset management
Place of operations			thePRC
Issued and paid-in capital			¥ 0
Registered capital			¥ 10,000,000
Attributable equity interest to the Group			0.00%	0.00%	100.00%